SCHEDULE OF COMPONENTS OF IDENTIFIABLE INTANGIBLE ASSETS ACCRUED ACQUIRED (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization	$ 371,772	$ 377,485	$ 1,106,939	$ 1,122,635	$ 1,507,134	$ 1,562,558
Ticket Smarter Acquisition [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Identifiable intangible assets					6,800,000
Amortization					2,963,333
Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Identifiable intangible assets					600,000
Amortization
Sponsorship Agreement Network [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Identifiable intangible assets					5,600,000
Amortization					$ 2,613,333
Estimated useful life					5 years
Search Engine Optimization [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Identifiable intangible assets					$ 600,000
Amortization					$ 350,000
Estimated useful life					4 years